Risk Management Section - Most important foreign exchange year-end trading positions (Detail) - Foreign exchange risk [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
US Dollar
Market Risk [Line Items]
Sensitivities at year-end	€ (957)	€ (144)
Chinese Yuan
Market Risk [Line Items]
Sensitivities at year-end	(18)
Swiss Francs
Market Risk [Line Items]
Sensitivities at year-end	(14)
South Korean Won
Market Risk [Line Items]
Sensitivities at year-end	14	26
Polish Zloty
Market Risk [Line Items]
Sensitivities at year-end	€ 14	29
Japan, Yen
Market Risk [Line Items]
Sensitivities at year-end		(21)
Taiwan, New Dollars
Market Risk [Line Items]
Sensitivities at year-end		€ 21